OTHER OPERATING EXPENSES, NET - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OTHER OPERATING EXPENSES, NET
Exclusion of ICMS from PIS/COFINS base		R$ 104,650
Tax credits from investment grant		96,767
Other tax credits		R$ 2,277
Goodwill Avon [member]
OTHER OPERATING EXPENSES, NET
Impairment of goodwill	R$ 282,921